Document And Entity Information	6 Months Ended
Apr. 30, 2025
Document Information Line Items
Entity Central Index Key	0001816172
Document Type	6-K
Document Fiscal Year Focus	2025
Entity Registrant Name	JIUZI HOLDINGS INC.
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--10-31
Entity File Number	001-40405